Other Receivables (Details)	6 Months Ended
Dec. 31, 2024 USD ($) shares
Other Receivables [Line Items]
Ordinary shares issued	2,354,069
Aggregate purchase price (in Dollars) | $	$ 15,000,000
Purchase payment term	5 years
Internal rate percentage	13.20%
Bioceres S.A. [Member]
Other Receivables [Line Items]
Ordinary shares issued	2,354,069
Bioceres Group PLC, [Member]
Other Receivables [Line Items]
Ordinary shares issued	1,500,000